Schedule of Investments (unaudited) October 31, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%

Corporate — 0.2%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$645	$606,062

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	434,825

New York — 159.5%

Corporate — 6.4%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	420	407,994
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	685,839
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,160	5,402,740
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	575	526,962
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	1,040	995,660
New York Transportation Development Corp., RB 5.63%, 04/01/40	1,670	1,652,501
AMT, 5.00%, 10/01/35	930	887,502
AMT, 5.00%, 10/01/40	2,750	2,495,517
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,180	991,396
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,060,252

		16,106,363

County/City/Special District/School District — 28.4%
Battery Park City New York Authority, RB
Sustainability Bonds, 5.00%, 11/01/41	525	544,689
Sustainability Bonds, 5.00%, 11/01/42	1,015	1,048,664
Sustainability Bonds, 5.00%, 11/01/43	1,235	1,273,502
Sustainability Bonds, 5.00%, 11/01/48	1,170	1,190,487
City of New York, GO Series A-1, 4.00%, 09/01/46	540	458,896
Series A-1, 5.00%, 08/01/47	1,895	1,886,147
Series B, 5.25%, 10/01/39	525	550,146
Series B, 5.25%, 10/01/40	405	422,778
Series C, 5.00%, 08/01/43	385	387,888
Series D, 5.38%, 06/01/32	25	25,028
Series D-1, 4.00%, 03/01/42	545	483,496
Series E-1, 5.00%, 03/01/39	1,620	1,643,055
Series F-1, 5.00%, 03/01/44	2,000	2,017,433
Series F-1, 4.00%, 03/01/47	1,945	1,654,380
Series I, 5.00%, 03/01/36	2,250	2,256,294
Sub-Series E-1, 4.00%, 04/01/45	1,650	1,426,990
Sub-Series F-1, 5.00%, 04/01/43	930	935,309
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,791,638
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,003,828
Series C, 5.00%, 10/01/29	500	526,103
Series C, 5.00%, 10/01/31	1,420	1,490,066
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/43	2,095	1,850,785

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, RB(c) (AGC), 0.00%, 03/01/35	$500	$289,388
(AGC), 0.00%, 03/01/39	1,000	438,221
(AGC), 0.00%, 03/01/42	3,710	1,343,134
(AGC), 0.00%, 03/01/45	2,000	595,988
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	1,970	1,654,764
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,310	1,316,122
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.00%, 02/01/32	5,000	5,014,405
Series E-1, 4.00%, 02/01/49	1,880	1,603,092
Sub-Series A-3, 4.00%, 08/01/43	1,035	901,501
Sub-Series B-1, 5.00%, 11/01/35	425	427,212
Sub-Series B-1, 5.00%, 11/01/36	340	341,020
Sub-Series E-1, 5.00%, 02/01/39	1,015	1,017,909
Series A, Subordinate, 4.00%, 05/01/53	1,050	887,825
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,023,780
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,691,446
Series F-1, Subordinate, 4.00%, 02/01/51	1,500	1,248,944
New York City Transitional Finance Authority, RB, Subordinate, 5.25%, 05/01/50	915	937,708
New York Convention Center Development Corp., RB, CAB(c)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	770,153
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	606,381
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/40	5,755	5,759,586
5.00%, 11/15/45	7,290	7,299,998
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	965	629,269
Class 1, 5.00%, 11/15/44(a)	2,730	2,436,141
Class 2, 5.38%, 11/15/40(a)	680	628,515
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	2,623,535
Series A, 4.13%, 05/15/53	1,315	1,111,032
Series A, 4.50%, 05/15/63	5,000	4,377,044

		71,841,715

Education — 20.5%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	595	354,442
4.00%, 07/01/51	615	307,660
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	535	506,471
5.00%, 10/01/48	410	370,769
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	343,276
Build NYC Resource Corp., RB(a) 5.00%, 02/01/33	370	332,896
5.75%, 02/01/49	455	387,194
Series A, 5.13%, 05/01/38	660	573,156
Series A, 5.50%, 05/01/48	270	233,020
Build NYC Resource Corp., Refunding RB 5.00%, 06/01/33	300	303,037
5.00%, 06/01/35	350	352,392
5.00%, 06/01/40	690	690,455
5.00%, 11/01/47	515	499,922

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/38	$750	$741,357
County of Cattaraugus New York, RB 5.00%, 05/01/34	170	170,146
5.00%, 05/01/39	125	121,056
Dobbs Ferry Local Development Corp., RB 5.00%, 07/01/39	1,000	1,001,241
5.00%, 07/01/44	500	499,993
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	905	907,006
5.00%, 07/01/48	225	221,633
4.00%, 07/01/49	3,000	2,409,799
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	755	763,370
4.00%, 07/01/46	1,170	989,371
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	310	311,260
5.00%, 10/01/35	935	937,599
4.00%, 07/01/37	220	198,407
5.00%, 07/01/47	320	317,372
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	7,505	6,278,110
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	1,440	1,562,521
Series A, 5.25%, 07/01/24(d)	2,000	2,018,163
Series A, 5.50%, 07/01/24(d)	2,000	2,021,405
Series A, 5.00%, 07/01/43	1,260	1,265,243
Sustainability Bonds, 5.00%, 07/01/48	385	381,643
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,129,998
Series A, 5.00%, 07/01/24(d)	500	503,360
Series A, 5.00%, 07/01/35	3,445	3,312,075
Series A, 5.00%, 07/01/37	835	835,647
Series A, 5.00%, 07/01/43	2,960	2,884,283
Series A, 4.00%, 07/01/47	1,285	1,000,158
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 05/01/40	1,065	1,052,896
4.00%, 12/01/47	6,000	5,129,384
Orange County Funding Corp., Refunding RB Series A, 5.00%, 07/01/37	540	529,638
Series A, 5.00%, 07/01/42	335	316,538
Schenectady County Capital Resource Corp., Refunding RB 5.00%, 07/01/32	415	448,162
5.25%, 07/01/52	715	721,799
Troy Capital Resource Corp., Refunding RB 4.00%, 08/01/35	890	810,763
5.00%, 09/01/36	1,850	1,868,012
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,108,465
Series A, 5.00%, 07/01/41	500	500,527

Security	Par (000)	Value

Education (continued)
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	$70	$59,814
Series A, 5.00%, 10/15/50	115	92,240

		51,675,144

Health — 9.3%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	335	282,587
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	863,967
Class A, 5.50%, 07/01/47	620	503,996
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	644,428
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	305	215,383
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	600	480,233
Series A, 5.00%, 12/01/32	420	419,647
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/36	2,800	2,407,264
4.00%, 12/01/46	2,150	1,678,899
New York State Dormitory Authority, RB 4.00%, 07/01/38	890	628,222
4.00%, 07/01/39	1,165	808,731
Series A, 4.00%, 07/01/50	710	579,482
Series D, 4.25%, 05/01/39	1,000	916,486
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/47	2,090	1,717,587
4.25%, 05/01/52	3,000	2,436,507
5.00%, 05/01/52	2,210	2,141,756
Series A, 5.00%, 05/01/43	3,430	3,358,118
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	887,990
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	1,800	1,189,627
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	532,405
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	94,820
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	84,990
Westchester County Local Development Corp., Refunding RB(a) 5.00%, 07/01/41	410	323,240
5.00%, 07/01/56	465	328,241

		23,524,606

Housing — 5.3%
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	1,000	877,645
Sustainability Bonds, 3.15%, 11/01/44	200	148,113
Sustainability Bonds, 4.80%, 02/01/53	2,280	2,100,209
Class F-1, Sustainability Bonds, 4.30%, 11/01/37	1,000	917,096
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	257,156
New York City Housing Development Corp., Refunding RB, 4.25%, 11/01/43	4,895	4,297,165

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing
Series E, (FNMA, SONYMA), 4.15%, 11/01/47	$1,485	$1,206,378
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	934,020
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	405	361,606
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, 250th Series, (SONYMA), 4.80%, 10/01/48	2,630	2,361,328

		13,460,716

State — 16.3%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,093,187
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,715	5,220,972
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	1,905	1,942,517
Series A, 4.00%, 03/15/47	2,350	1,968,152
Series C, 4.00%, 03/15/45	1,225	1,039,586
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	940,679
Series A, 4.00%, 03/15/47	1,170	1,000,512
Series C, 5.00%, 03/15/39	1,000	1,010,774
Series E, 5.00%, 03/15/41	2,200	2,224,032
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	1,470	1,281,156
Series A, 5.00%, 03/15/46	2,610	2,635,834
Series A, 4.00%, 03/15/49	2,720	2,279,380
Series C, 5.00%, 03/15/30	1,885	1,886,481
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/45	3,425	2,985,006
4.00%, 03/15/46	5,000	4,313,930
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	9,110	9,295,346

		41,117,544

Tobacco — 3.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	400	353,766
5.00%, 06/01/48	550	463,485
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,399,957
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	2,002,933
Series C, 4.00%, 06/01/51	2,250	1,579,578
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	589,831
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	893,675
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	910	807,291
Sub-Series C, 5.13%, 06/01/51	1,225	1,114,021

		9,204,537

Security	Par (000)	Value

Transportation — 43.6%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	$915	$897,090
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	2,440	2,451,039
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(d)	1,080	1,080,356
Series A-1, 4.00%, 11/15/46	2,000	1,629,569
Series B, 5.25%, 11/15/38	780	780,303
Series D-3, 4.00%, 11/15/49	2,150	1,709,580
Series E, 5.00%, 11/15/38	5,650	5,649,352
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/49	3,715	3,685,282
Series A, 4.00%, 11/15/51	7,335	6,008,043
Series A-1, (AGM), 4.00%, 11/15/54	1,395	1,113,101
Series A-1, 5.25%, 11/15/57	1,000	972,849
Series B, 5.00%, 11/15/37	1,000	998,992
Series D, 5.25%, 11/15/23(d)	1,660	1,660,546
Sub-Series B-1, 5.00%, 11/15/31	1,500	1,500,607
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,877,662
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	4,834,635
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	970	950,648
New York Liberty Development Corp., Refunding RB, Series 1, 3.00%, 02/15/42	1,015	742,341
New York State Thruway Authority, RB Series A, Junior Lien, 5.00%, 01/01/41	365	365,219
Series A, Junior Lien, 5.00%, 01/01/46	1,285	1,281,432
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	500	448,079
Series K, 5.00%, 01/01/32	3,325	3,344,839
Series L, 5.00%, 01/01/33	90	93,860
Series O, 4.00%, 01/01/44	1,295	1,101,639
Series B, Subordinate, 4.00%, 01/01/45	7,305	6,123,998
Series B, Subordinate, 4.00%, 01/01/50	3,720	2,994,567
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	5,000	4,949,914
AMT, 5.00%, 12/01/36	1,995	1,974,663
AMT, 5.00%, 12/01/40	1,040	1,000,208
AMT, 4.00%, 12/01/42	2,000	1,652,932
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	914,581
Series A, AMT, 5.00%, 07/01/46	1,040	958,626
Series A, AMT, 5.25%, 01/01/50	9,165	8,614,460
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	2,000	1,571,089
Port Authority of New York & New Jersey, ARB Series 242, 5.00%, 12/01/39	530	527,289
177th Series, AMT, 4.00%, 01/15/43	1,120	911,981
221st Series, AMT, 4.00%, 07/15/45	1,105	912,537
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	1,450	1,411,688
Port Authority of New York & New Jersey, Refunding ARB 179th Series, 5.00%, 12/01/38	820	820,451
Series 198, 5.25%, 11/15/56	655	660,502
AMT, 5.00%, 01/15/47	1,970	1,922,780
AMT, 5.00%, 01/15/52	2,795	2,631,270
178th Series, AMT, 5.00%, 12/01/30	2,600	2,599,942
178th Series, AMT, 5.00%, 12/01/43	930	906,401
195th Series, AMT, 5.00%, 04/01/36	750	753,846
234th Series, AMT, 5.50%, 08/01/52	1,040	1,052,929
Series 178th, AMT, 5.00%, 12/01/33	750	749,844

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Series 231st, AMT, 5.50%, 08/01/47	$3,000	$3,057,311
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	4,500	4,485,329
Series A, 4.00%, 11/15/56	1,555	1,223,713
Sub-Series B-1, 5.00%, 11/15/48	1,175	1,173,334
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	515	515,194
Series B, 5.00%, 11/15/37	725	737,279
Series C, 5.25%, 11/15/42	470	491,198
Series C, 5.25%, 05/15/52	5,000	5,081,949
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,598,331

		110,157,199

Utilities — 26.0%
Long Island Power Authority, RB (AGM), 0.00%, 06/01/28(c)	3,515	2,938,908
5.00%, 09/01/36	340	343,156
5.00%, 09/01/39	3,500	3,567,555
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,681,570
5.00%, 09/01/47	2,195	2,190,883
Series C, (AGC), 5.25%, 09/01/29	4,000	4,307,400
Series E, 5.00%, 09/01/48	440	440,810
Series E, 5.00%, 09/01/53	1,835	1,836,850
New York City Municipal Water Finance Authority, RB 5.25%, 06/15/48	4,560	4,708,318
Series CC-1, 4.00%, 06/15/52	5,000	4,165,784
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	8,075,798
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	1,250	1,094,523
Series DD, 4.13%, 06/15/46	4,000	3,507,187
Series DD, 4.13%, 06/15/47	2,630	2,291,801
Series GG, 5.00%, 06/15/39	690	695,068
Series HH, 5.00%, 06/15/39	3,500	3,492,580
New York Power Authority, RB, 5.00%, 11/15/48	4,185	4,194,496
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/55	8,925	7,250,190
Series A, 4.00%, 11/15/60	585	470,940
New York State Environmental Facilities Corp., RB, Series B, 5.00%, 09/15/40	635	639,897
Rockland County Solid Waste Management Authority, RB, Series A, AMT, 4.00%, 12/15/46	730	593,655
Utility Debt Securitization Authority, Refunding RB Restructured, 5.00%, 12/15/44	2,000	2,077,568
Series A, Restructured, 5.00%, 12/15/35	3,000	3,081,864

		65,646,801

Total Municipal Bonds in New York		402,734,625

Puerto Rico — 4.9%

State — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,089	1,762,191
Series A-1, Restructured, 5.00%, 07/01/58	5,938	5,146,069
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,292,729
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,593,992
Series B-1, Restructured, 4.75%, 07/01/53	130	109,885

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$126	$105,352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,916	1,462,367

Total Municipal Bonds in Puerto Rico		12,472,585

South Carolina — 1.0%

Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	2,520	2,510,715

Total Municipal Bonds — 165.8% (Cost: $450,883,402)		418,758,812

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 0.8%

Transportation — 0.8%
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,200,239

Total Municipal Bonds in New York		2,200,239

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.8% (Cost: $2,758,270)		2,200,239

Total Long-Term Investments — 166.6% (Cost: $453,641,672)		420,959,051

	Shares

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.83%(f)(g)	9,781,423	9,781,423

Total Short-Term Securities — 3.9% (Cost: $9,781,423)		9,781,423

Total Investments — 170.5% (Cost: $463,423,095)		430,740,474

Other Assets Less Liabilities — 1.0%		2,365,977

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.6)%		(1,443,484)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (70.9)%		(179,078,591)

Net Assets Applicable to Common Shares — 100.0%		$252,584,376

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock New York Municipal Income Trust (BNY)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$10,042,561	$—	$(261,138	)(a)	$—	$—	$9,781,423	9,781,423	$144,927	$—

(a) Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	64	12/19/23	$6,786	$81,050
U.S. Long Bond	102	12/19/23	11,112	252,659
5-Year U.S. Treasury Note	55	12/29/23	5,744	34,335

				$368,044

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$418,758,812	$—	$418,758,812
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,200,239	—	2,200,239
Short-Term Securities
Money Market Funds	9,781,423	—	—	9,781,423

	$9,781,423	$420,959,051	$—	$430,740,474

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$368,044	$—	$—	$368,044

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(1,430,000)	$—	$(1,430,000)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(180,830,000)	$—	$(180,830,000)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

S C H E D U L E O F I N V E S T M E N T S	6